Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Insurance Revenue and Expense

Year ended 31 December 2022	$m
Revenue from fee business	(15)
Insurance revenue	15
Total revenue	–
Administrative expenses	11
Insurance expenses	(11)
Operating profit	–

Summary of IFRS 17 on Provisions

31 December 2022	$m
Current liabilities
Provisions	9
Insurance liabilities	(9)
Non-current liabilities
Provisions	23
Insurance liabilities	(23)
Net assets	–